Stock Options (Details 4)	12 Months Ended
Oct. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.20
Stock Options Outstanding	5,765,000
Number exercisable	3,512,500
Remaining Contractual Life (Years)	2 years 10 months 24 days
Options [Member] | Exercise Prices 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.44
Stock Options Outstanding	500,000
Number exercisable	500,000
Remaining Contractual Life (Years)	2 months 12 days
Expiry period	January 2022
Options [Member] | Exercise Prices 2 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.15
Stock Options Outstanding	2,190,000
Number exercisable	1,912,500
Remaining Contractual Life (Years)	2 years 8 months 12 days
Expiry period	July 2024
Options [Member] | Exercise Prices 3 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.15
Stock Options Outstanding	200,000
Number exercisable	100,000
Remaining Contractual Life (Years)	3 years 1 month 6 days
Expiry period	November 2024
Options [Member] | Exercise Prices 4 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.15
Stock Options Outstanding	500,000
Number exercisable	250,000
Remaining Contractual Life (Years)	3 years 1 month 6 days
Expiry period	December 2024
Options [Member] | Exercise Prices 5 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.28
Stock Options Outstanding	1,075,000
Number exercisable	250,000
Remaining Contractual Life (Years)	3 years 6 months
Expiry period	April 2025
Options [Member] | Exercise Prices 6 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.16
Stock Options Outstanding	1,300,000
Number exercisable	500,000
Remaining Contractual Life (Years)	3 years 7 months 6 days
Expiry period	May 2025